Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue

11.	Defined benefit plan:

The principal assumptions used in determining the defined benefit obligation for the year ended December 31, 2025 and June 30, 2026 are: discount rate of 6.39%, annual salary increase of 10%, retirement age is 57 years, mortality rate is based on the Table Mortalita Indonesia.

	June 30,	December 31,
	2026	2025

Net benefit expense (recognized in profit or loss)

Current service cost	$23	$21
Net interest on liabilities	-	11
Net benefits expense	$23	$32

Changes in the present value of defined benefit obligations

Defined benefit obligation beginning balance	$289	$203
Current service cost	23	21
Net interest on liabilities	-	11
Acturial loss	-	54
Defined benefit obligation ending balance	$312	$289

12.	Revenue:

Details of revenue are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025

Acquisition services	$-	$1,435	$-	$3,848
Value-added data	693	313	961	827
Software and solutions	1,251	1,270	2,397	2,605
	$1,944	$3,018	$3,358	$7,280

Primary geographical market
United States	$790	$481	$1,140	$1,100
Asia/Pacific	15	1,438	41	3,891
Europe	1,139	1,099	2,177	2,289
	$1,944	$3,018	$3,358	$7,280

Timing of revenue recognition
Upon delivery	$784	$339	$1,191	$1,064
Services overtime	1,160	2,679	2,167	6,216
	$1,944	$3,018	$3,358	$7,280

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at June 30, 2026 was $26 (December 31, 2025 – $23) and are amortized consistent with the method of revenue recognized on the contract.

Changes in contract acquisition costs, included in prepaid expenses, are as follows:

	June 30,	December 31,
	2026	2025

Contract acquisition costs, beginning of period	$23	$194
Additions	33	27
Amortization	(30)	(198)
Contract acquisition costs, end of period	$26	$23